Components of Other Comprehensive Loss	12 Months Ended
Mar. 31, 2019
Components of Other Comprehensive Loss
Components of Other Comprehensive Loss

31.  Components of Other Comprehensive  Loss

The following table summarizes the changes in the accumulated balance for each component of accumulated other comprehensive loss attributable to the Company.

	March 31,
	2017	2018	2019
Actuarial loss on defined benefit plan:
Actuarial loss on obligation (refer to Note 34)	(8,873)	(5,047)	(5,776)
Income tax expense	733	187	250
Total	(8,140)	(4,860)	(5,526)

Foreign currency translation:
Foreign currency translation differences	44,997	(9,879)	(4,834)
Income tax expense	—	—	—
Balance at the end of period	44,997	(9,879)	(4,834)